Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Available-for-sale securities encumbered	$ 309,597	$ 309,816	$ 275,694
Estimated fair value of securities held-to-maturity	2,961	3,771	5,273
Held-to-maturity securities encumbered	$ 0	$ 0	$ 0
Preferred stock, par value	$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	90,000,000	90,000,000	90,000,000
Common stock, shares issued	45,632,611	45,632,611	45,632,611
Common stock, shares outstanding	40,206,678	40,518,591	43,316,021
Treasury stock, shares	5,425,933	5,114,020	2,316,590